Stockholders’ Equity (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands																	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 22, 2022	Apr. 02, 2022	Mar. 11, 2022	Mar. 11, 2022	Feb. 15, 2022	Feb. 15, 2022	Jan. 24, 2022	Jan. 21, 2022	Jan. 12, 2022	Jun. 02, 2021	May 25, 2021	Jan. 21, 2021	Jan. 01, 2021	Dec. 15, 2020	Dec. 15, 2020	Jan. 04, 2018	Jan. 24, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2022	Mar. 09, 2022	Jan. 26, 2022	Dec. 18, 2020	Jun. 15, 2018
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized																		1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000				100,000,000
Common stock, par value																		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Gross proceed from offerings																					$ 94	$ 32,058
Sale of stock per share																								$ 8.25
Net proceeds from offering																				32,058
Offering costs																					1,568	1,568
Net proceeds from common stock																							20,005
Percentage of aggregate amount invested																				6.00%		6.00%
Repurchase of restricted common stock
Payment of taxes																				$ 1,423	3,520	$ 4,468	70
Stock issued during period shares new issues
Number of share issued value																					30,490	30,490	19,838
Liquidated damages																				$ 130	$ 323	$ 323
Exercise of stock options, shares
Stock issued for professional services
Say Media, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued during period shares new issues													46,406									7,851
Remaining shares to be issued																						38,555
Parade Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Issuance of common stock		314,103
Fair value of acquisition		$ 3,141
Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of share issued value																						$ 8,707	$ 285
Stock issued to certain employees	725,000
Restricted Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of stock per share														$ 4	$ 4
Issuance of common stock															$ 67
Repurchase of restricted common stock															764					26,214		26,214	22,178
Trading price, per share														$ 88.00	$ 88.00
Stock issued for professional services														16,802
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																							48,856
Forfeiture of unvested restricted stock awards, shares																							6,844
Number of Shares, exchange																							4,035
Exercise of common stock options																							7,893
Exercise of common stock options																							3,858
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Repurchase of restricted common stock																					(26,214)
Restricted common stock																		28,979		28,979		330,863
Stock issued during period shares new issues																					4,181,603	4,181,603	1,299,027
Number of share issued value																					$ 42	$ 42	$ 13
Liquidated damages
Exercise of stock options, shares																				795	38,152	96,408	3,858
Stock issued for professional services																					14,617	14,617	14,205
Stock issued to certain employees																		5,442	541,719	425,901	718,530		48,856
Forfeiture of unvested restricted stock awards, shares																							(6,844)
Common Stock [Member] | Restricted Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Repurchase of restricted common stock																						373,394	4,355
Payment of taxes																						$ 4,468	$ 70
Restricted common stock																							228,898
Common Stock [Member] | Restricted Common Stock [Member] | Spun [Member]
Subsidiary or Equity Method Investee [Line Items]
Restricted common stock																							194,806
Common Stock [Member] | Restricted Common Stock [Member] | Fulltime Fantasy [Member]
Subsidiary or Equity Method Investee [Line Items]
Restricted common stock																							34,092
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Restricted common stock																						11,667	11,667
Stock issued to certain employees																						34,395	34,395
B.Riley [Member]
Subsidiary or Equity Method Investee [Line Items]
Legal fees																					$ 2,440
Employees [Member] | Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued to certain employees																						832,233	832,233
Board [Member] | Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued																						22,728	22,728
Securities Purchase Agreements [Member] | Accredited Investors [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares sold																							1,299,027
Sale of stock per share																							$ 15.40
Net proceeds from common stock										$ 5,000	$ 15,005												$ 20,005
Legal fees											167
Securities Purchase Agreements [Member] | B.Riley [Member]
Subsidiary or Equity Method Investee [Line Items]
Net proceeds from common stock											19,838
Legal fees											$ 100
Asset Purchase Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued																									16,760
Several Stock Purchase Agreements [Member] | Several Investors [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares sold																	505,655
Stock issued during period shares new issues							505,655
Trading price, per share							$ 13.86										$ 13.86
Loss contingency damages sought value							$ 7,008
Number of share issued value							6,685										$ 6,685
Liquidated damages							$ 323
Exercise Of Stock Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise of stock options, shares																						96,408
Exercise of stock options																						$ 95
Services Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Stock issued									1,134			14,205														13,483
Trading price, per share									$ 13.20			$ 8.80										$ 184,000	$ 125,000			$ 12.54
Stock issued for professional services								14,617	14,617			14,205
Security Purchase Agreement [Member] | Strome Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Purchase of shares																												68,182
Underwriting Public Offering [Member]
Subsidiary or Equity Method Investee [Line Items]
Gross proceed from offerings			$ 34,498		$ 34,498																	$ 34,498
Number of common shares sold			4,181,603	545,239	4,181,603	3,636,364				324,676	974,351											4,181,603
Sale of stock per share			$ 8.25	$ 8.25
Net proceeds from offering																						$ 32,058
Offering costs																				$ 1,568		1,568
Issuance of common stock																				$ 30,490		$ 30,490
Private Placement [Member] | MDB Capital Group LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares sold																2,728